Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2016
			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2016	acquisition	adjustments	impairment	December 31,2016
Banco Popular de Puerto Rico	$280,221	$-	$-	$(3,801)	$276,420
Banco Popular North America	346,167	-	4,707	-	350,874
Total Popular, Inc.	$626,388	$-	$4,707	$(3,801)	$627,294

2015

			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2015	acquisition	adjustments	impairment	December 31, 2015
Banco Popular de Puerto Rico	$250,109	$3,899	$26,213	$-	$280,221
Banco Popular North America	215,567	38,735	91,865	-	346,167
Total Popular, Inc.	$465,676	$42,634	$118,078	$-	$626,388

December 31, 2016

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2016	impairment	2016	2016	impairment	2016
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$-	$280,221	$280,221	$3,801	$276,420
Banco Popular North America	510,578	164,411	346,167	515,285	164,411	350,874
Total Popular, Inc.	$790,799	$164,411	$626,388	$795,506	$168,212	$627,294

December 31, 2015

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2015	impairment	2015	2015	impairment	2015
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$250,109	$-	$250,109	$280,221	$-	$280,221
Banco Popular North America	379,978	164,411	215,567	510,578	164,411	346,167
Total Popular, Inc.	$630,087	$164,411	$465,676	$790,799	$164,411	$626,388

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2016
Core deposits	$37,274	$18,624	$18,650
Other customer relationships	36,449	16,162	20,287
Total other intangible assets	$73,723	$34,786	$38,937
December 31, 2015
Core deposits	$63,539	$38,464	$25,075
Other customer relationships	37,665	10,745	26,920
Total other intangible assets	$101,204	$49,209	$51,995

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2017	$9,378
Year 2018	9,286
Year 2019	9,042
Year 2020	4,967
Year 2021	2,157